EQUITY - Components of Contributed Surplus - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of changes in equity [abstract]
Share-based compensation	$ 16,735	$ 16,666	$ 13,790
Contingently issuable shares			1,627
Contributed Surplus	$ 16,735	$ 16,666	$ 15,417